Derivative Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

Note 19 – Derivative Financial Instruments

The fair values of derivative assets and liabilities are summarized below:

	December 31
	2014		2015
	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging
instruments:

Forward foreign exchange contracts	-	(70)	60	(46)
Currency swaps and options	147	(710)	102	(162)
Embedded currency derivatives	-	(739)

Total derivatives designated as
hedging instruments	147	(1,519)	162	(208)

Derivatives not designated as
hedging instruments:

Forward foreign exchange contracts	-	(22)	16	(11)
Currency swaps and options	41	(32)	27	(43)
Spot transactions	-	(91)	-	-
Embedded currency derivatives	994	(727)	-	-

Total derivatives not designated as
hedging instruments	1,035	(872)	43	(54)

Total derivatives	1,182	(2,391)	205	(262)